SCHEDULE OF PROMISSORY NOTES PAYABLE, NET (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Short-Term Debt [Line Items]
Promissory note payable, net	$ 3,500,000	$ 3,500,000	$ 4,884,592
March 2023 Notes [Member]
Short-Term Debt [Line Items]
March 2023 Notes - principal			1,730,740	$ 7,500,000
March 2023 Notes - unamortized debt discount			(346,148)
Promissory note payable, net				$ 2,458,750
Bailey [Member]
Short-Term Debt [Line Items]
March 2023 Notes - principal		$ 3,500,000	$ 3,500,000